                                            MORGAN STANLEY INVESTMENT MANAGEMENT

[Morgan Stanley logo]

Headline: MORGAN STANLEY INVESTMENT MANAGEMENT ANNOUNCES THE PROPOSED MERGER OF
    MORGAN STANLEY GLOBAL UTILITIES FUND INTO MORGAN STANLEY UTILITIES FUND

On February 6, 2006, the Board of Trustees of the Morgan Stanley Global
Utilities Fund approved a plan to merge the fund into the Morgan Stanley
Utilities Fund. The proposed merger is subject to the approval of the Morgan
Stanley Global Utilities Fund's shareholders at a special meeting, which is scheduled to occur on or about July 17, 2006. If shareholder approval is obtained, Global Utilities Fund will close to all new purchases prior to the consummation of the merger.

A SUPPLEMENT ANNOUNCING THE PROPOSED MERGER WAS MAILED TO MORGAN STANLEY GLOBAL
UTILITIES FUND SHAREHOLDERS IN FEBRUARY. A PROXY STATEMENT OUTLINING THE
PROPOSED MERGER WAS MAILED TO SHAREHOLDERS IN JUNE. WE ENCOURAGE SHAREHOLDERS TO
CONTACT THEIR FINANCIAL ADVISORS WITH ANY QUESTIONS. FOR ADDITIONAL INFORMATION,
OR TO VIEW A PROSPECTUS, VISIT MORGANSTANLEY.COM.

----------------------------- ---------------------------------- --------------------------------------------
                              GLOBAL UTILITIES FUND              PROPOSED REORGANIZATION INTO THE UTILITIES
                                                                 FUND
----------------------------- ---------------------------------- --------------------------------------------

Investment objective          Capital appreciation and current   Capital appreciation and current income
                              income
----------------------------- ---------------------------------- --------------------------------------------
Portfolio                     Invests at least 80% of its        Invests at least 80% in common stocks and
                              assets in securities of            other equity securities (including
                              companies from around the world    depositary receipts) and investment grade
                              that are primarily engaged in      fixed-income securities (including
                              the utilities industry.            asset-backed and zero-coupon securities)
                                                                 of companies engaged in the utilities
                                                                 industry.
----------------------------- ---------------------------------- --------------------------------------------
Benchmark                     MSCI World Index                   S&P 500 Index
                              Lipper Utility Funds Index         Lipper Utility Funds Index

----------------------------- ---------------------------------- --------------------------------------------
Management Team*              Global Research team, including    Sector Funds team and Taxable Fixed Income
                              Edward Gaylor                      team, including Edward Gaylor and David
                                                                 Horowitz
----------------------------- ---------------------------------- --------------------------------------------
Symbols/CUSIPs
Class A                       GUTAX/616942108                    UTLAX/616956108
Class B                       GUTBX/616942207                    UTLBX/616956207
Class C                       GUTCX/616942306                    UTLCX/616956306
Class D                       GUTDX/616942405                    UTLDX/616956405
----------------------------- ---------------------------------- --------------------------------------------
*Team members may change without notice from time to time.

PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF A FUND
CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION
ABOUT THE FUND. TO OBTAIN A PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR
DOWNLOAD ONE AT MORGANSTANLEY.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE
INVESTING.

----------------------------- ------------------------------------------- -----------------------------------
NOT FDIC INSURED              OFFER NO BANK GUARANTEE                     MAY LOSE VALUE
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NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                              NOT A DEPOSIT
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Investments and services are offered through Morgan Stanley DW Inc., member
SIPC. Morgan Stanley Distributors Inc.
(C) 2006 Morgan Stanley
RA06-00088P-N02/06